LONG-TERM DEBT, NET - Redemption of 5.625% Notes (Details) - Senior Notes - 5.625% Senior Notes due February 15, 2029 (the “5.625% Senior Notes”); interest payable each February 15 and August 15	12 Months Ended
Dec. 31, 2020
Debt Instrument, Redemption, Period One
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	102.813%
Debt Instrument, Redemption, Period Two
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	101.875%
Debt Instrument, Redemption, Period Three
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.938%
Debt Instrument, Redemption, Period Four
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.00%